BUSINESS DESCRIPTION (Details)	12 Months Ended
Dec. 31, 2017
Jinxuan JH [Member]
Date of incorporation	Mar. 20, 2017
Place of Incorporation	British Virgin Islands
Percentage of ownership	100.00%
Principal activity	Investment holding
Jacqueline HK [Member]
Date of incorporation	Jan. 10, 2017
Place of Incorporation	Hong Kong
Percentage of ownership	100.00%
Principal activity	Investment holding
Junhao International [Member]
Date of incorporation	Apr. 10, 2017
Place of Incorporation	Hong Kong
Percentage of ownership	100.00%
Principal activity	Investment holding
Liulin Junhao [Member]
Date of incorporation	Oct. 16, 2012
Place of Incorporation	PRC
Percentage of ownership	100.00%
Principal activity	Distribution and resell of coal